3. FINANCIAL INSTRUMENTS AND RISK ANALYSIS (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Description of PT Ventures sold	PT Ventures was sold for a total amount of US$1 billion, of which: (i) US$699.1 million were paid to Africatel by Sonangol on January 24, 2020; (ii) US$60.9 million were prepaid to Africatel before the completion of the transaction as prepayment of dividends; and (iii) US$240 million were paid by Sonangol to Africatel from February to July 31, 2020 (totaling R$4,132 million cash received in 2020)..
Description of foreign currency-indexed borrowings and financing	The Company’s and its subsidiaries’ borrowings and financing exposed to this risk represent approximately 64.0% of total liabilities from borrowings and financing (2019 – 52.3%), less the contracted currency hedging transactions.
Percentage of changes in foreign exchange rates on the fair value adjustment gain	40.80%
Description of risk sensitivity analysis	This risk is associated to an increase in those rates. TJLP has been successively cut since December 2019, when it was set at 5.57%. Beginning January 2020, the TJLP was cut again to 5.09% p.a. and subsequently to 4.94% p.a. starting April 2020, to 4.91% p.a. for July-September 2020, and to 4.55% p.a. for October-December 2020. Before the end of the quarter, in turn, the National Monetary Council had already decided and announced to keep the downward trend, this time to 4.39% per year, effective for January-March 2021.
Description of credit risk	As at December 31, 2020, approximately 90.49% of the consolidated cash investments were made with counterparties with an AAA, AA, A, and sovereign risk rating.
Bottom of range [member]
Disclosure of financial assets [line items]
Depreciation	25.00%
Top of range [member]
Disclosure of financial assets [line items]
Depreciation	50.00%
Floating interest rate [member]
Disclosure of financial assets [line items]
Debt interest rate	35.90%	47.50%